DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Dec. 31, 2023
Depreciation And Amortization
Schedule of depreciation and amortization
	R$ thousands
	Year ended December 31
	2023	2022	2021
Amortization expenses	(3,463,989)	(2,829,915)	(3,060,180)
Depreciation expenses	(2,561,255)	(2,476,527)	(2,712,720)
Total	(6,025,244)	(5,306,442)	(5,772,900)